Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales
Products	$ 612,138	$ 414,853	$ 179,762
Services	137,991	69,550	35,482
Total net sales	750,129	484,403	215,244
Cost of sales
Products	302,838	213,427	86,742
Services	84,897	44,803	18,591
Total cost of sales	387,735	258,230	105,333
Gross profit	362,394	226,173	109,911
Operating expenses
Research and development, net	82,270	52,310	19,659
Selling, general and administrative	351,993	202,040	73,130
Goodwill impairment	102,470
Change in fair value of obligations in connection with acquisitions	(26,150)	754
Total operating expenses	510,583	255,104	92,789
Operating income (loss)	(148,189)	(28,931)	17,122
Financial income (expense), net	(6,529)	(450)	1,388
Income (loss) before income taxes	(154,718)	(29,381)	18,510
Income taxes	(35,248)	(2,474)	9,687
Net income (loss)	(119,470)	(26,907)	8,823
Net income (loss) attributable to non-controlling interests	(50)	47	332
Net income (loss) attributable to Stratasys Ltd.	(119,420)	(26,954)	8,491
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ (2.39)	$ (0.64)	$ 0.37
Diluted	$ (2.39)	$ (0.68)	$ 0.36
Weighted average ordinary shares outstanding
Basic	50,019	42,079	22,812
Diluted	50,019	42,099	23,776
Comprehensive Income
Net income (loss)	(119,470)	(26,907)	8,823
Other comprehensive income (loss), net of tax:
Unrealized loss on securities			(167)
Losses on securities reclassified into earnings	167
Foreign currency translation adjustment	(4,326)	2,036	(71)
Unrealized gains (losses) on derivatives designated as cash flow hedge	(1,396)	153
Other comprehensive income (loss), net of tax	(5,555)	2,189	(238)
Comprehensive income (loss)	(125,025)	(24,718)	8,585
Less: comprehensive income (loss) attributable to non-controlling interests	(50)	90	233
Comprehensive income (loss) attributable to Stratasys Ltd.	$ (124,975)	$ (24,808)	$ 8,352